Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
14,440	iShares 20+ Year Treasury Bond ETF	$2,357,474	1.9
86,902	Vanguard Value ETF	9,082,128	7.5

	Total Exchange-Traded Funds
	(Cost $11,652,506)	11,439,602	9.4

MUTUAL FUNDS: 89.7%
	Affiliated Investment Companies: 89.7%
1,245,727	Voya High Yield Bond Fund - Class R6	9,629,469	7.9
1,779,744	Voya Intermediate Bond Fund - Class R6	19,078,855	15.7
141,150	Voya Large-Cap Growth Fund - Class R6	7,898,777	6.5
233,149	Voya Limited Maturity Bond Portfolio - Class I	2,385,117	1.9
158,074	Voya MidCap Opportunities Portfolio - Class I	2,431,183	2.0
376,140	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,852,208	4.0
526,349	Voya Multi-Manager International Equity Fund - Class I	6,063,536	5.0
387,980	Voya Multi-Manager International Factors Fund - Class I	3,612,090	3.0
294,732	Voya Multi-Manager Mid Cap Value Fund - Class I	2,428,589	2.0
487,157	Voya Strategic Income Opportunities Fund - Class R6	4,783,878	3.9
420,813	Voya U.S. Bond Index Portfolio - Class I	4,767,810	3.9
311,293	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,626,563	3.0
2,191,457	Voya U.S. Stock Index Portfolio - Class I	37,605,400	30.9

	Total Mutual Funds
	(Cost $97,812,418)	109,163,475	89.7

	Total Investments in Securities (Cost $109,464,924)	$120,603,077	99.1
	Assets in Excess of Other Liabilities	1,093,966	0.9
	Net Assets	$121,697,043	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,439,602	$–	$–	$11,439,602
Mutual Funds	109,163,475	–	–	109,163,475
Total Investments, at fair value	$120,603,077	$–	$–	$120,603,077
Other Financial Instruments+
Futures	87,947	–	–	87,947
Total Assets	$120,691,024	$–	$–	$120,691,024
Liabilities Table
Other Financial Instruments+
Futures	$(102,017)	$–	$–	$(102,017)
Total Liabilities	$(102,017)	$–	$–	$(102,017)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,838,365	$293,963	$(4,221,503)	$89,175	$-	$59,569	$(547,611)	$-
Voya High Yield Bond Fund - Class R6	5,130,012	5,525,938	(1,231,968)	205,487	9,629,469	314,989	(45,755)	-
Voya Index Plus LargeCap Portfolio - Class I	3,865,795	191,734	(3,229,175)	(828,354)	-	-	314,802	-
Voya Intermediate Bond Fund - Class R6	15,045,296	7,752,762	(4,302,725)	583,522	19,078,855	453,939	47,592	-
Voya Large Cap Value Portfolio - Class I	5,133,127	847,631	(4,056,904)	(1,923,854)	-	-	1,075,381	-
Voya Large-Cap Growth Fund - Class R6	8,380,601	559,570	(2,097,950)	1,056,556	7,898,777	-	22,562	-
Voya Limited Maturity Bond Portfolio - Class I	6,288,484	384,611	(4,265,631)	(22,347)	2,385,117	62,854	14,725	-
Voya MidCap Opportunities Portfolio - Class I	2,542,701	215,639	(476,415)	149,258	2,431,183	3,102	83,300	127,869
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,270,809	654,022	(1,215,267)	142,644	4,852,208	-	(137,571)	-
Voya Multi-Manager International Equity Fund - Class I	4,875,144	2,079,009	(1,096,077)	205,460	6,063,536	-	(55,460)	-
Voya Multi-Manager International Factors Fund - Class I	4,823,579	418,633	(1,577,616)	(52,506)	3,612,090	-	(276,602)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,556,480	578,584	(441,648)	(264,827)	2,428,589	-	(104,408)	-
Voya Small Company Portfolio - Class I	3,210,189	545,228	(3,145,354)	(610,063)	-	-	(129,814)	-
Voya Strategic Income Opportunities Fund - Class R6	5,061,594	779,014	(871,648)	(185,082)	4,783,878	144,516	(28,491)	-
Voya U.S. Bond Index Portfolio - Class I	5,015,723	1,039,526	(1,419,233)	131,794	4,767,810	93,837	48,862	24,700
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,607,141	950,860	(6,369,634)	(561,804)	3,626,563	80,320	(561,742)	-
Voya U.S. Stock Index Portfolio - Class I	19,421,396	21,277,945	(5,501,116)	2,407,175	37,605,400	96,763	39,524	1,420,061
	$110,066,436	$44,094,669	$(45,519,864)	$522,234	$109,163,475	$1,309,889	$(240,706)	$1,572,630

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	65	12/18/20	$4,889,300	$(87,194)
S&P 500® E-Mini	11	12/18/20	1,843,600	(11,158)
			$6,732,900	$(98,352)
Short Contracts:
Mini MSCI EAFE Index	(26)	12/18/20	(2,409,160)	74,108
Mini MSCI Emerging Markets Index	(11)	12/18/20	(598,675)	13,839
U.S. Treasury 10-Year Note	(26)	12/21/20	(3,627,812)	(3,665)
			$(6,635,647)	$84,282

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $111,145,328.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,511,449
Gross Unrealized Depreciation	(2,067,770)
Net Unrealized Appreciation	$9,443,679